[LOGO OF LINCOLN FINANCIAL GROUP]










                                             Lincoln National
                                             Bond Fund, Inc.
                                             Semi-Annual Report
                                             June 30, 2000

Lincoln National Bond Fund, Inc.

Index

     Commentary

     Statement of Net Assets

     Statement of Operations

     Statements of Changes in Net Assets

     Financial Highlights

     Notes to Financial Statements

Lincoln National Bond Fund, Inc.


Managed by: [LOGO OF LINCOLN FINANCIAL GROUP]

The Fund had a return of 2.9% (net of fees) for the first six months ended June 30, 2000 while its benchmark, the Lehman Brothers Government/ Corporate Bond Index*, returned 4.2% for the same period.

The market is hopeful of a soft landing - a Federal Reserve Board (Fed) engineered economic slowdown without recession. With this optimism, market performance improved with interest rates, stock prices and credit spreads all rallying since mid-May. Notwithstanding the good month of June, corporate bonds had their worst first half of the year versus Treasury bonds since 1989. Corporate bonds have lagged Treasury bonds by 2.7% in total return for the first six months of 2000.

Our long-time strategy of over-weighting corporate bonds versus the index has not worked this year, especially in April and May. Treasury bonds have been the place to be so far this year as the Treasury buyback announcements and credit concerns have propelled good relative performance of Treasuries versus all other "spread product."

Our outlook is that the Fed will need to tighten only 25-50 basis points more this year and will achieve their desired economic slowdown. We think corporate bonds have been beaten up too much for an economic environment that remains strong but not overheating. Corporate bonds will remain over-weighted in the Fund's portfolio, and we feel good about their prospects over the next twelve months.

David C. Fischer










*Lehman Brothers Gov't/Corp Bond Index @ Measures performance of diversified, investment grade, bond issues. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.

                                  Bond Fund 1

Lincoln National Bond Fund, Inc.

Statement of Net Assets - Unaudited
June 30, 2000
Investments:
                                             Par            Market
Long-Term Debt Investments:                  Amount         Value
-------------------------------------------------------------------------
U.S. Government & Agency Obligations: 33.2%
-------------------------------------------------------------------------
Federal Home Loan Bank
  6.75%, 2/1/02                            $21,500,000    $ 21,456,011
  7.00%, 7/15/05                            11,500,000      11,483,900
  6.00%, 6/11/08                             8,700,000       8,103,232
Federal Home Loan Mortgage Corporation
  7.30%, 12/1/12                             2,882,234       2,859,717
Federal National Mortgage Association
  6.50%, 8/15/04                             8,340,000       8,185,518
  6.80%, 8/1/05                                887,577         867,544
  7.18%, 10/1/05                             2,485,878       2,468,228
  6.66%, 11/1/05                               953,405         925,747
  6.66%, 12/1/05                             1,905,181       1,842,081
  7.04%, 7/1/06                              2,378,714       2,346,750
  0.00%, 7/24/06                             9,500,000       6,317,871
  7.15%, 10/1/15                             2,638,854       2,593,070
  8.00%, 4/1/17                                 75,441          76,431
  7.00%, 10/1/25                             1,455,466       1,413,167
  6.50%, 12/1/27                            13,193,303      12,492,408
Government National Mortgage Association
  9.00%, 5/15/17                                58,605          61,187
  9.00%, 9/15/19                               269,279         281,565
  6.50%, 11/15/23                              593,988         570,229
U.S.Treasury Bond
  6.63%, 2/15/27                             3,100,000       3,287,938
U.S.Treasury Note
  6.50%, 8/31/01                             6,275,000       5,700,448
U.S. Treasury Strip
  0.00%, 11/15/09                           13,000,000       7,186,023
-------------------------------------------------------------------------
                                                           100,519,065
Collateralized Mortgage Obligations: 5.3%
-------------------------------------------------------------------------
CMAT 1999-C1 A1
  6.25%, 8/17/06                             2,330,578       2,231,893
Federal Home Loan Mortgage Association
Ser 1629 HA
  3.50%, 12/15/21                            2,000,000       1,729,920
Federal Home Loan Mortgage Association
Ser 1799 A
  6.39%, 10/15/06                            1,539,250       1,485,376
Federal National Mortgage Association
Ser 252981
  7.50%, 11/16/29                            1,958,598       1,929,831
Federal National Mortgage Association
CMO Ser 1996-23
  6.50%, 9/25/21                             3,183,658       3,131,318
Norwest Asset Sec Ser 1999-5
  6.25%, 3/25/14                             4,449,831       4,300,344
Vanderbilt Mortgage Ser 1999-A CL 1A2 144A
  5.97%, 3/7/12                              1,300,000       1,267,500
-------------------------------------------------------------------------
                                                            16,076,182
Automobile & Auto Parts: 0.7%
-------------------------------------------------------------------------
Daimler-Chrysler
  7.45%, 2/1/97                              1,000,000         921,585
Goodyear Tire & Rubber
  6.63%, 12/1/06                             1,250,000       1,175,689
-------------------------------------------------------------------------
                                                             2,097,274
Banking, Finance & Insurance: 28.8%
-------------------------------------------------------------------------
Ahmanson, H. F.
  8.25%, 10/1/02                             2,000,000       2,021,630
Associates Corporation
  6.25%, 11/1/08                             5,000,000       4,489,350
Banc One
  9.88%, 3/1/09                                500,000         559,029
Bank One Texas
  6.25%, 2/15/08                             1,750,000       1,574,972
Banque Paribas-NY
  8.35%, 6/15/07                             1,400,000       1,425,822

                                             Par            Market
Banking, Finance & Insurance (con't)         Amount         Value
-------------------------------------------------------------------------
Barnett Bank
  6.90%, 9/1/05                            $ 1,500,000     $ 1,459,199
Barnett Capital Trust I
  8.06%, 12/1/26                             1,900,000       1,717,906
Bear Stearns
  7.00%, 3/1/07                              1,000,000         935,739
  7.63%, 12/7/09                             3,000,000       2,872,557
Beaver Valley Funding
  9.00%, 6/1/17                                300,000         300,000
Citicorp
  6.33%, 1/5/06                              1,600,000       1,510,848
Comerica Bank
  7.88%, 9/15/26                             1,500,000       1,438,952
Dow Capital
  9.00%, 5/15/10                             3,000,000       3,166,767
Fannie Mae- When Issued
  0.00%, 6/1/17                             52,040,000      15,684,179
Finova Capital
  6.12%, 5/28/02                             1,000,000         887,918
First Bank System
  6.88%, 9/15/07                             1,000,000         952,424
First Chicago
  7.00%, 10/16/06                            3,300,000       3,192,331
First Security
  7.00%, 7/15/05                             1,000,000         970,497
First Union
  8.00%, 8/15/09                             2,000,000       1,958,352
First of America Capital Trust I
  8.12%, 1/31/27                             2,000,000       1,739,762
General Motors Acceptance
  8.88%, 6/1/10                              1,500,000       1,599,293
Harris Bankcorp
  9.38%, 6/1/01                                250,000         254,412
Household Finance
  9.63%, 7/15/00                               875,000         875,463
Hydro-Quebec
  7.20% 10/5/09                              3,000,000       3,311,286
John Deere Capital
  8.63%, 8/1/19                              2,000,000       2,071,828
Lehman Bros
  7.38%, 1/15/07                             4,000,000       3,835,732
Mellon Capital I Notes
  7.72%, 12/1/26                             1,500,000       1,332,441
Mercantile Bancorp
  7.30%, 6/15/07                             1,325,000       1,273,471
Midland Bank
  6.25%, 9/29/49                             1,400,000       1,107,680
Morgan Stanley Group
  6.88%, 3/1/07                              2,250,000       2,123,314
National Westminister Bank
  9.45%, 5/1/01                                500,000         508,608
Nynex Capital Funding
  7.63%, 10/15/09                            3,000,000       3,128,268
Paine Weber
  6.38%, 5/15/04                             3,300,000       3,117,787
PNC Funding
  6.88%, 7/15/07                             1,187,000       1,126,654
PSE&G 144A
  6.25%, 5/15/03                             2,500,000       2,403,558
Simon DeBartolo Group
  7.13%, 6/24/05                               520,000         494,153
SouthTrust Bank of Birmingham
  7.69%, 5/15/25                             2,750,000       2,840,635
Standard Chartered Notes
  6.28%, 12/29/49                            2,500,000       1,685,000
State Street Capital-B
  8.04%, 3/15/27                             1,400,000       1,264,432
Union Bank Switzerland
  7.25%, 7/15/06                             2,250,000       2,185,445
Wachovia Capital Trust I
  7.64%, 1/15/27                             1,900,000       1,646,365
-------------------------------------------------------------------------
                                                            87,044,059
Building & Materials: 0.4%
-------------------------------------------------------------------------
Georgia-Pacific
  9.95%, 6/15/02                             1,000,000       1,039,016
Toll Brothers
  8.13%, 2/1/09                                300,000         271,500
-------------------------------------------------------------------------
                                                             1,310,516

                                  Bond Fund 2

                                             Par            Market
                                             Amount         Value
-------------------------------------------------------------------------
Cable, Media & Publishing: 1.3%
-------------------------------------------------------------------------
Century Communications
  0.00%, 1/15/08                            $  300,000      $  124,500
Charter Communications
  8.63%, 4/1/09                                300,000         265,125
News America Holdings
  8.45%, 8/1/34                              1,500,000       1,517,357
Time Warner
  9.13%, 1/15/13                             2,000,000       2,174,634
-------------------------------------------------------------------------
                                                             4,081,616
Chemicals: 0.2%
-------------------------------------------------------------------------
ISP Holdings
  9.00%, 10/15/03                              300,000         280,875
Polymer Group
  9.00%, 7/1/07                                300,000         256,500
-------------------------------------------------------------------------
                                                               537,375
Electronics & Electrical Equipment: 0.2%
-------------------------------------------------------------------------
Flextronics International 144A
  9.88%, 7/1/10                                300,000         303,750
Kansas Gas & Electricity
  7.60%, 12/15/03                              300,000         287,621
-------------------------------------------------------------------------
                                                               591,371
Energy: 2.1%
-------------------------------------------------------------------------
Central Power & Light
  6.63%, 7/1/05                              3,000,000       2,882,721
Consumers Energy
  6.20%, 5/1/08                              1,000,000         952,669
Enron
  9.50%, 6/15/01                             1,000,000       1,017,584
Petro-Canada
  8.60%, 10/15/01                            1,500,000       1,519,799
-------------------------------------------------------------------------
                                                             6,372,773
Environmental Services: 0.3%
-------------------------------------------------------------------------
Waste Management
  6.63%, 7/15/02                               875,000         834,137
-------------------------------------------------------------------------

Food, Beverage & Tobacco: 0.2%
-------------------------------------------------------------------------
Nabisco
  7.55%, 6/15/15                               750,000         657,189
-------------------------------------------------------------------------

Healthcare & Pharmaceuticals: 0.4%
-------------------------------------------------------------------------
Allegiance
  7.30%, 10/15/06                              750,000         749,826
Columbia HCA
  8.85%, 1/1/97                                300,000         290,627
Lilly(Eli)
  8.38%, 2/7/05                              2,250,000       2,347,223
Tenet Healthcare
  8.00%, 1/15/05                               300,000         289,500
-------------------------------------------------------------------------
                                                             3,677,176
Industrial Machinery: 0.6%
-------------------------------------------------------------------------
Norfolk Southern
6.20%, 4/15/09                               2,000,000       1,795,926
-------------------------------------------------------------------------

Leisure, Lodging & Entertainment: 0.5%
-------------------------------------------------------------------------
Darden Restaurants
  6.38%, 2/1/06                              1,500,000       1,417,773
-------------------------------------------------------------------------

Metals & Mining: 2.2%
-------------------------------------------------------------------------
AK Steel
  7.88%, 2/15/09                               300,000         267,750
Alcan Aluminum
  8.88%, 1/15/22                               500,000         524,228
Cyprus Amax Minerals
  7.38%, 5/15/07                             2,500,000       2,399,253
Inco
  9.60%, 6/15/22                             1,000,000         982,542

                                             Par            Market
Metals & Mining (Cont.)                      Amount         Value
-------------------------------------------------------------------------
Newmont Gold
  8.91%, 1/5/09                             $  642,312     $   654,536
Placer Dome
  7.37%, 6/3/26                              1,000,000         961,192
Placer Dome-Series A
  7.31%, 1/26/21                             1,000,000         835,263
-------------------------------------------------------------------------
                                                             6,624,764
Miscellaneous: 3.8%
-------------------------------------------------------------------------
Corp Andina
  7.75%, 3/1/04                              2,000,000       1,981,626
Enserch
  6.25%, 1/1/03                              2,500,000       2,442,790
ESI Tractebel
  7.99%, 12/30/11                              300,000         266,250
Manitoba
  7.75%, 7/17/16                             1,500,000       1,532,328
Ryder System
  6.27%, 7/29/02                               300,000       2,850,789
-------------------------------------------------------------------------
                                                             9,073,783
Paper & Forest Products: 0.1%
-------------------------------------------------------------------------
Buckeye Cellulose
  8.50%, 12/15/05                              150,000         145,125
-------------------------------------------------------------------------

Retail: 0.7%
-------------------------------------------------------------------------
Sears Roebuck
  9.05%, 2/6/12                              2,000,000       2,177,004
-------------------------------------------------------------------------

Telecommunications: 3.9%
-------------------------------------------------------------------------
AT&T Capital
  7.47%, 5/11/05                             2,750,000       2,754,331
Global Crossing 144A
  9.13%, 11/15/06                              300,000         288,750
Level 3 Communications
  11.00%, 3/15/08                              300,000         298,500
Litton Industries
  6.98%, 3/15/36                             1,000,000         950,343
Mcleodusa
  8.13%, 2/15/09                               300,000         271,500
Nynex
  9.55%, 5/1/10                              1,139,820       1,207,232
Pacificorp
  9.15%, 8/9/11                              2,000,000       2,166,464
Qwest Communications International
  0.00%, 2/1/08                                300,000         237,000
Rochester Telephone
  9.00%, 7/19/00                             2,000,000       2,000,576
U.S. Cellular
  7.25%, 8/15/07                             1,500,000       1,427,981
Williams Communications Group
  10.88%, 10/1/09                              300,000         294,750
-------------------------------------------------------------------------
                                                            11,897,427
Transportation & Shipping: 4.0%
-------------------------------------------------------------------------
American Airline
  10.18%, 1/2/13                             1,500,000       1,705,470
Bombardier 144A
  6.00%, 1/15/02                             3,000,000       2,929,917
Burlington Northern Railroad
  6.94%, 1/2/14                                437,708         414,921
Chicago & Northwestern Transportation
  6.25%, 7/30/12                             1,271,483       1,162,848
CSX
  7.25%, 5/1/27                              1,000,000         977,195
Federal Express
  7.96%, 3/28/17                             1,129,243       1,079,556
United Airlines
  9.35%, 4/7/16                              1,500,000       1,572,645
US Freightways
  6.50%, 5/1/09                              2,500,000       2,275,663
-------------------------------------------------------------------------
                                                            12,118,215

                                  Bond Fund 3

                                             Par            Market
                                             Amount         Value
-------------------------------------------------------------------------
Utilities: 7.8%
-------------------------------------------------------------------------
AES
  9.50%, 6/1/09                             $  300,000     $   295,500
Calpine
  7.75%, 4/15/09                               300,000         284,250
Colonial Gas-Series A
  6.81%, 5/19/27                             1,500,000       1,470,381
Consumers Energy
  6.50%, 6/15/05                               500,000         466,643
Detroit Edison
  6.56%, 5/1/01                              2,000,000       1,984,742
Great Lakes Power
  9.00%, 8/1/04                              1,500,000       1,523,093
Houston Light & Power Capital Trust II
  8.26%, 2/1/37                              1,900,000       1,700,426
MidAmerican Energy
  6.50%, 12/15/01                            1,250,000       1,232,951
National Rural Utility
  7.20%, 10/1/15                             1,000,000         954,481
New Jersey Bell
  7.85%, 11/15/29                            1,950,000       1,924,166
Noble Affiliates
  7.25%, 10/15/23                              600,000         536,886
Old Dominion Electric
  8.76%, 12/1/22                             1,600,000       1,664,224
PSI Energy
  8.85%, 1/15/22                             1,980,000       2,084,653
Public Service
  6.38%, 11/1/05                             1,500,000       1,437,023
SCANA
  7.44%, 10/19/04                            3,000,000       3,000,723
Texas Gas Transmissions
  8.63%, 4/1/04                              1,000,000       1,045,012
Washington Water Public
  8.01%, 12/17/01                            2,000,000       2,010,789
-------------------------------------------------------------------------
                                                            23,615,943
Total Long Term Debt Investments: 96.7%
(Cost $302,528,328)                                        292,664,693
-------------------------------------------------------------------------

Money Market Instruments:
-------------------------------------------------------------------------
Associates Corp North America
  6.85%, 7/3/00                              2,000,000       2,000,000
Gillette
  7.03%, 7/5/00                              2,400,000       2,400,000
-------------------------------------------------------------------------

Total Money Market Instruments: 1 5%
(Cost $4,400,000)                                            4,400,000
-------------------------------------------------------------------------

Total Investments: 98.2%
(Cost $306,928,328)                                        297,064,693
-------------------------------------------------------------------------
Other Assets Over Liabilities: 1.8%                          5,526,426
-------------------------------------------------------------------------

Net Assets: 100.0%
-------------------------------------------------------------------------
(Equivalent to $11.718 per share
based on 25,823,184 shares
issued and outstanding)                                   $302,591,119
-------------------------------------------------------------------------

Components of Net Assets at June 30, 2000:
-------------------------------------------------------------------------
Common Stock, par value $.01 per share,
 50,000,000 authorized shares                             $    258,232
Paid in capital in excess of par value of shares issued    312,130,072
Undistributed net investment income                         10,157,557
Accumulated net realized loss on investments               (10,091,107)
Net unrealized depreciation of investments                  (9,863,635)
-------------------------------------------------------------------------
Total Net Assets                                          $302,591,119
-------------------------------------------------------------------------

See accompanying notes to financial statements.

                                  Bond Fund 4

Lincoln National Bond Fund, Inc.

Statement of Operations - Unaudited

Six months ended June 30, 2000

Investment income:
 Interest                                                                                  $  10,999,590
---------------------------------------------------------------------------------------------------------
  Total investment income                                                                     10,999,590
---------------------------------------------------------------------------------------------------------

Expenses:
 Management fees                                                                                 691,578
---------------------------------------------------------------------------------------------------------
 Accounting fees                                                                                  74,182
---------------------------------------------------------------------------------------------------------
 Printing and postage                                                                             39,820
---------------------------------------------------------------------------------------------------------
 Legal fees                                                                                       12,431
---------------------------------------------------------------------------------------------------------
 Custodial fees                                                                                   10,629
---------------------------------------------------------------------------------------------------------
 Directors fees                                                                                    2,100
---------------------------------------------------------------------------------------------------------
 Other                                                                                            17,723
---------------------------------------------------------------------------------------------------------
                                                                                                 848,463
---------------------------------------------------------------------------------------------------------
 Less expenses paid indirectly                                                                    (6,431)
---------------------------------------------------------------------------------------------------------
  Total expenses                                                                                 842,032
---------------------------------------------------------------------------------------------------------
Net investment income                                                                         10,157,558
---------------------------------------------------------------------------------------------------------

Net realized and unrealized loss on investments:
 Net realized loss on investment transactions                                                 (3,774,560)
---------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation of investments                             2,313,478
---------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                               (1,461,082)
---------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                          $8,696,476
---------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                           Six months
                                                                           ended
                                                                           6/30/00         Year ended
                                                                           (Unaudited)     12/31/99
                                                                       ----------------------------------
Changes from operations:
 Net investment income                                                     $ 10,157,558    $  20,955,258
---------------------------------------------------------------------------------------------------------
 Net realized loss on investment transactions                                (3,774,560)      (3,138,359)
---------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation of investments           2,313,478       (29,520,039)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              8,696,476       (11,703,140)
---------------------------------------------------------------------------------------------------------

Distributions to shareholders from:
  Net investment income                                                     (1,328,799)      (23,020,367)
---------------------------------------------------------------------------------------------------------
  Total distributions to shareholders                                       (1,328,799)      (23,020,367)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital share transactions                                  (35,699,308)        1,838,441
---------------------------------------------------------------------------------------------------------

 Total decrease in net assets                                              (28,331,631)      (32,885,066)
---------------------------------------------------------------------------------------------------------
Net Assets, beginning of period                                            330,922,750       363,807,816
---------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                 $302,591,119      $330,922,750
---------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                  Bond Fund 5

Lincoln National Bond Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout each period)

                                             Six months
                                             ended
                                             6/30/00      Year ended December 31,
                                             (Unaudited)  1999        1998        1997        1996        1995
                                           -----------------------------------------------------------------------
Net asset value, beginning of period         $ 11.436    $ 12.689    $ 12.861    $ 11.766    $ 12.247    $ 10.941

Income (loss) from investment operations:
   Net investment income                        0.381       0.772       0.662       0.785       0.767       0.803
   Net realized and unrealized gain (loss)
      on investments                           (0.048)     (1.180)      0.494       0.310      (0.481)      1.306
                                           -----------------------------------------------------------------------
   Total from investment operations             0.333      (0.408)      1.156       1.095       0.286       2.109
                                           -----------------------------------------------------------------------

Less dividends:
   Dividends from net investment income        (0.051)     (0.845)     (1.328)          -      (0.767)     (0.803)
                                           -----------------------------------------------------------------------
Total dividends                                (0.051)     (0.845)     (1.328)          -      (0.767)     (0.803)
                                           -----------------------------------------------------------------------
Net asset value, end of period               $ 11.718    $ 11.436    $ 12.689    $ 12.861    $ 11.766    $ 12.247
                                           -----------------------------------------------------------------------

Total Return (1)                                 2.92%      (3.27%)      9.56%       9.30%       2.31%      18.95%

Ratios and supplemental data:
   Ratio of expenses to average net assets       0.55%(2)    0.53%       0.52%       0.53%       0.51%       0.49%
   Ratio of net investment income
       to average net assets                     6.62%(2)    6.02%       5.90%       6.45%       6.56%       6.90%
   Portfolio Turnover                           18.77%      39.11%      51.33%      56.16%     142.19%     139.61%
   Net assets, end of period (000 omitted)   $302,591    $330,923    $363,808    $280,383    $253,328    $250,816

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Annualized

See accompanying notes to financial statements.

                                  Bond Fund 6

Lincoln National Bond Fund, Inc.

Notes to Financial Statements - Unaudited

June 30, 2000

The Fund: Lincoln National Bond Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and the Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with a prudent investment strategy. The Fund invests primarily in medium and long-term corporate and government bonds.

1. Significant Accounting Policies

Security Valuation: Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 2000, the custodial fees offset agreement amounted to $6,431.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolios and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net assets of the Fund, .40% of the next $200,000,000, and .30% of the average daily net assets of the Fund in excess of $400,000,000.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 2000.

Certain officers and directors of the Fund are also officers or directors of the Company and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

                                  Bond Fund 7

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 2000 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized depreciation at June 30, 2000 are as follows:

         Aggregate              Aggregate             Gross                 Gross              Net
         Cost of                Proceeds              Unrealized            Unrealized         Unrealized
         Purchases              From Sales            Appreciation          Depreciation       Depreciation
         ---------------------------------------------------------------------------------------------------
         $56,174,824            $82,530,489           $1,823,779            $(11,687,414)      $(9,863,635)

4. Summary of Changes From Capital Share Transactions

                                            Shares Issued Upon                                    Net Increase (Decrease)
                    Capital                 Reinvestment of            Capital Shares             Resulting From Capital
                    Shares Sold             Dividends                  Redeemed                   Share Transactions
                  ---------------------------------------------------------------------------------------------------------
                    Shares     Amount       Shares       Amount        Shares      Amount         Shares      Amount
                  ---------------------------------------------------------------------------------------------------------
Six months ended
 June 30, 2000
 (Unaudited):       1,592,790  $18,406,484    114,217    $ 1,328,799   (4,821,766) $(55,434,591)  (3,114,759) $(35,699,308)

Year ended
 December 31, 1999: 3,927,624   47,592,208  1,980,915     23,020,366   (5,641,533)  (68,774,133)     267,006     1,838,441

5. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

6. Capital Loss Carryforward

As of June 30, 2000, the Fund had $5,578,457 of unused capital loss carryforward for federal tax purposes. The loss carry forward expires in the years 2002 to 2007.


                                  Bond Fund 8